Schedule of Investments
May 31, 2023 (unaudited)
The Texas Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 97.03%

Automobiles - 0.66%
Tesla, Inc. (2)			360	73,415

Automobiles & Components - 1.56%
XPEL, Inc. (2)			2,560	176,307

Banks - 5.52%
First Financial Bankshares, Inc.			665	17,224
International Bancshares Corp. (2)			4,105	175,366
Mr. Cooper Group, Inc. (2)			1,598	73,923
Prosperity Bancshares, Inc.			2,707	154,786
South Plains Financial, Inc.			2,760	61,162
Stellar Bancorp, Inc			6,153	143,119

				625,580

Capital Goods - 9.62%
Builders FirstSource, Inc. (2)			515	59,714
Comfort Systems USA, Inc.			1,193	176,540
CSW Industrials, Inc.			266	37,698
Encore Wire Corp.			1,134	185,602
IES Holdings, Inc. (2)			2,360	111,911
Jacobs Engineering Group, Inc.			279	30,578
Powell Industries, Inc,			3,410	196,075
Quanex Building Products Corp.			5,557	116,753
Quanta Services, Inc.			352	62,508
Rush Enterprises, Inc. Class A			1,417	74,067
Thermon Group Holdings, Inc. (2)			1,701	39,021

				1,090,467

Chemicals - 1.57%
Huntsman Corp. (2)			2,454	58,283
Kronos Worldwide, Inc.			4,881	40,268
Westlake Chemical Corp.			766	79,626

				178,177

Commercial & Professional Services - 2.46%
Copart, Inc. (2)			1,780	155,910
Ennis, Inc.			2,900	56,173
Waste Management, Inc.			416	67,359

				279,442

Construction & Engineering - 0.51%
AECOM			748	58,381

Construction Materials - 1.27%
Eagle Materials, Inc.			559	91,078
United States Lime & Mineral			290	52,612

				143,690

Consumer Durables & Apparel - 4.55%
D.R. Horton, Inc.			1,312	140,174
Green Brick Partners, Inc. (2)			4,559	218,239
LGI Homes, Inc. (2)			410	46,646
Legacy Housing Corp. (2)			3,370	64,165
Topgolf Callaway Brands Corp. (2)			2,748	46,908

				516,132

Consumer Finance - 2.53%
FirstCash, Inc.			1,373	135,295
Green Dot Corp. Class A (2)			8,300	151,309

				286,604

Consumer Services - 5.90%
Biglari Holdings, Inc Class B (2)			769	158,437
Brinker International, Inc. (2)			3,511	128,432
Chuy's Holdings, Inc. (2)			2,060	75,891
Dave & Buster's Entertainment, Inc. (2)			3,168	101,851
Service Corp. International			958	60,938
Six Flags Entertainment Corp. (2)			640	16,352
Wingstop, Inc.			639	127,391

				669,292

Diversified Financials - 5.28%
Blucora, Inc. (2)			4,921	104,128
Main Street Capital Corp.			4,036	160,068
Open Lending Corp. Class A (2)			7,840	79,498
P10, Inc. Class A			10,115	107,522
Texas Pacific Land Trust			21	27,378
TPG, Inc.			4,650	119,970

				598,564

Electric Housewares & Fans - 0.80%
Helen of Troy Ltd. (Bermuda) (2)			940	90,503

Energy - 0.15%
Marathon Petroleum Corp.			160	16,786

Energy Equipment & Services - 0.97%
Cactus, Inc. Class A			903	28,517
ChampionX Corp.			1,545	39,027
Select Water Solutions, Inc.			5,892	42,776

				110,320

Engineering & Construction - 1.00%
Arcosa, Inc.			1,725	113,263

Food, Beverage & Tobacco - 3.76%
Darling Ingredients, Inc. (2)			2,364	149,830
Keurig Dr. Pepper, Inc.			4,701	146,295
Vital Farms, Inc. (2)			9,000	130,410

				426,535

Gas Utilities - 1.01%
Atmos Energy Corp.			995	114,704

Health Care Equipment & Services - 6.67%
Addus HomeCare Corp. (2)			670	60,401
AMN Healthcare Services, Inc. (2)			1,204	114,332
CorVel Corp. (2)			821	160,456
Integer Holdings Corp. (2)			595	48,707
McKesson Corp.			557	217,698
Tenet Healthcare Corp. (2)			655	46,636
U.S. Physical Therapy, Inc.			1,060	108,279

				756,509

Household & Personal Products - 1.41%
Kimberly-Clark Corp. (2)			1,193	160,196

Insurance - 1.52%
Globe Life, Inc.			1,250	128,975
Goosehead Insurance, Inc. Class A (2)			795	43,868

				172,843

Integrated Oil & Gas - 1.07%
Exxon Mobil Corp.			802	81,948
Occidental Petroleum Corp. (2)			682	39,324

				121,272

Leisure Products - 0.98%
YETI Holdings, Inc. (2)			3,040	111,173

Machinery-Diversified - 0.48%
Flowserve Corp. (2)			1,655	53,870

Metals & Mining - 0.85%
Commercial Metals Co.			2,255	96,401

Oil & Gas - 0.34%
Sitio Royalties Corp. Class A			1,528	38,933

Oil & Gas - Refining & Marketing - 0.29%
HF Sinclair Corp.			803	33,276

Oil & Gas Drilling - 0.22%
Patterson-UTI Energy, Inc.			2,598	25,305

Oil & Gas Equipment Services - 1.54%
Halliburton Co.			1,434	41,084
Nextier Oilfield Solutions, Inc. (2)			4,935	37,210
Schlumberger Ltd.			731	31,309
Tidewater, Inc. (2)			1,450	64,974

				174,577
Oil & Gas Exploration & Production - 1.68%
ConocoPhillips			347	34,457
Diamondback Energy, Inc.			133	16,911
EOG Resources, Inc.			352	37,766
Matador Resources Co.			400	17,588
Range Resources Corp.			1,867	51,100
Southwestern Energy Co. (2)			6,917	32,994

				190,816

Oil & Gas Refining & Marketing - 1.12%
CVR Energy, Inc.			700	16,387
Par Pacific Holdings, Inc. (2)			850	18,122
Phillips 66			818	74,937
Valero Energy Corp.			165	17,662

				127,108

Oil & Gas Storage & Transportation - 2.15%
Cheniere Energy, Inc.			829	115,869
EnLink Midstream LLC.			2,060	20,106
Kinder Morgan, Inc.			4,591	73,961
Targa Resources Corp.			505	34,365

				244,301

Oil, Gas & Consumable Fuels - 2.95%
Berry Corp.			5,805	36,571
Chord Energy Corp.			333	47,632
Coterra Energy, Inc.			3,320	77,190
Magnolia Oil & Gas Corp. Class A			910	17,590
Pioneer Natural Resources Co.			191	38,093
Tellurian, Inc. (2)			19,900	24,079
Uranium Energy Corp. (2)			35,934	93,069

				334,224
Pharmaceuticals, Biotechnology & Life Science - 0.54%
Instil Bio, Inc. (2)			802	481
Lexicon Pharmaceuticals, Inc. (2)			15,600	51,480
XBiotech, Inc. (Canada) (2)			1,751	8,921

				60,882

Real Estate Management & Development - 0.79%
Forestar Group, Inc. (2)			4,430	90,062

Retail & Wholesale - Discertionary - 1.19%
Academy Sports & Outdoors, Inc.			2,760	135,130

Semiconductors & Semiconductor Equipment - 1.84%
Diodes, Inc. (2)			1,895	170,247
Texas Instruments, Inc.			220	38,254

				208,501

Software & Services - 11.20%
Alkami Technology, Inc. (2)			12,015	180,225
Crowdstrike Holdings, Inc. Class A (2)			1,200	192,156
Digital Turbine, Inc. (2)			12,315	112,559
E2open Parent Holdings, Inc. Class A (2)			10,457	52,285
Nice LTD (2)			220	45,307
Oracle Corp.			1,435	152,024
PROS Holdings, Inc. (2)			2,630	79,742
Q2 Holdings, Inc. (2)			2,050	59,696
Sabre Corp. (2)			12,835	39,788
SolarWinds Corp. (2)			5,400	50,220
TaskUs, Inc Class A (2)			15,000	162,750
Tyler Technologies, Inc. (2)			360	142,906

				1,269,658

Specialty Retail - 2.50%
Group 1 Automotive, Inc.			475	106,167
Upbound Group, Inc. (2)			5,925	177,217

				283,384

Technology Hardware & Equipment - 3.34%
Dell Technologies, Inc. Class C (2)			3,775	169,158
National Instruments Corp.			3,623	209,409

				378,567

Transportation - 1.73%
American Airlines Group, Inc. (2)			5,548	81,999
Kirby Corp. (2)			1,594	114,067

				196,066

Utilities - 1.51%
NRG Energy, Inc.			4,019	135,802
Vistra Corp.			1,500	35,955

				171,757

Total Common Stock			(Cost $ 9,695,768)	11,002,973

Warrants - 0.09%

Intergrated Oil & Gas - 0.09%
Occidental Petroleum Corp., 08/03/2027 @ $22.00			301	10,740

Total Warrants			(Cost $ 0)	10,740

Money Market Registered Investment Companies - 0.69%

Federated Hermes Government Obligations Fund - Institutional Class, 4.90% (3)			77,858	77,858

Total Money Market Registered Investment Companies			(Cost $ 77,858)	77,858

Total Investments - 100.04%			(Cost $ 10,278,557)	11,344,921

Other Assets Less Liabilities - -0.04%				(4,958)

Total Net Assets - 100.00%				11,339,963

Purchased Options - 2.23%

	Long (Short)		Notional Value of	Fair
	Contracts+	Expiration Date	Contracts ($) **	Value ($)
Call Options
iShares 20+ Treasury Bond ETF, July 21, 2023, Call @ $103.00	250	7/21/2023	2,575,000	66,250
SPDR Energy Select Sector, December 15, 2023, Call @ $80.00	100	12/15/2023	800,000	49,000
VanEck Vectors Gold Miners, July 21, 2023, Call @ $33.00	1400	7/21/2023	4,620,000	112,000
VanEck Vectors Gold Miners, June 16, 2023, Call @ $33.00	300	6/16/2023	990,000	7,500
VanEck Vectors Gold Miners, September 15, 2023, Call @ $37.00	300	9/15/2023	3,090,000	18,600

Call Options			12,075,000	253,350

Total Options			(Cost $ 504,931)	253,350

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$11,344,921	$-
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$11,344,921	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of May 31, 2023.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at May 31, 2023.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.